Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Group’s consolidated financial statements are presented in Renminbi (“RMB”), which is the functional currency of the Company’s primary operating entities. The Company’s reporting currency is also RMB. Translations from RMB to United States dollars (“US$”) are provided solely for the convenience of the reader at the exchange rate in effect at the balance sheet date. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate or at any other rate.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As discussed in Note 2 (b), certain conditions and events raise substantial doubt about the Group’s ability to continue as a going concern.

(b) Going concern considerations

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

For the year ended December 31, 2025, the Group incurred a net loss of RMB47,377 (US$6,775) and had net cash used in operating activities of RMB45,540 (US$6,513). As of December 31, 2025, the Group had net current liabilities of RMB155,736 (US$22,269) and an accumulated deficit of RMB 1,762,180 (US$251,988). These conditions raise substantial doubt about the Group’s ability to continue as a going concern within 12 months after the date that the consolidated financial statements are issued.

On August 19, 2025, the Company completed its initial public offering (“IPO”), which significantly improved its liquidity position. As of December 31, 2025, the Group had cash and cash equivalents of RMB 109,486 (US$15,656). As of December 31, 2025, the Company has received notices from Nasdaq indicating non-compliance with the minimum bid price requirement. If the Company fails to regain compliance within the grace period, its ordinary shares may be delisted from Nasdaq. A delisting could materially impair the Company’s ability to access public capital markets and raise additional financing, and may trigger settlement or acceleration clauses under certain existing financing arrangements. Management has evaluated this condition as part of its going concern assessment under ASC 205-40 and concluded that it represents a significant risk that, when aggregated with other conditions described above, raises substantial doubt about the Company’s ability to continue as a going concern.

Management has developed plans to improve the Group’s liquidity position, including optimizing cost structures, improving operating efficiency, and pursuing additional financing if necessary. However, these plans are subject to uncertainties and may not be successfully implemented.

Accordingly, substantial doubt about the Group’s ability to continue as a going concern remains.

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs in which the Group, through its WFOE, has a controlling financial interest, and the VIEs’ subsidiaries.

All intercompany transactions and balances among the Group, its subsidiaries, the VIEs, and the VIEs’ subsidiaries are consolidated when the Company has a controlling financial interest, generally through ownership of a majority of the voting interests. Entities in which the Company holds less than a majority of the voting interests are consolidated if the Company is the primary beneficiary of a variable interest entity (VIE), in accordance with ASC 810, consolidation.

(d) Non-controlling interests

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive loss to distinguish the interests from that of the Group.

(e) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant estimates and judgments include, but are not limited to, the allowance for credit losses, the realization of deferred income tax assets, incremental borrowing rates, the fair value of share-based compensation awards, and the measurement of accrued expenses and other liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(f) Convenience translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers.

The exchange rate we used to convert RMB to US$ was 6.9931:1 at the balance sheet dates of December 31, 2025. The average exchange rate for the period has been used to translate revenues and expenses. The average exchange rates we used to convert RMB to US$ were 6.9931:1 for the year ended December 31, 2025.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

(g) Significant judgments

The preparation of the consolidated financial statements requires management to make judgments in the application of accounting policies.

A significant judgment relates to the assessment of whether certain financial instruments, including convertible notes, contain embedded derivatives that require bifurcation under ASC 815.

Management evaluates the contractual terms of such instruments to determine whether the embedded features are clearly and closely related to the host contract and whether they qualify for the scope exception for contracts indexed to and settled in the Company’s own stock under ASC 815-40. This assessment involves judgment, particularly in evaluating settlement provisions, potential cash settlement features, and whether the conversion terms are indexed to the Company’s own stock.

Based on this assessment, the Company concluded that the embedded conversion features do not require bifurcation and are accounted for as part of the host debt instrument. Changes in the interpretation of contractual terms or relevant accounting guidance could result in a different conclusion and materially affect the Company’s financial position and results of operations.

(h) Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(i) Cash

Cash consists of cash on hand and cash at bank. The Group places its cash with financial institutions with high-credit ratings and quality and believes it is not exposed to significant risk on cash and cash equivalents. The bank deposits with each financial institution in the Chinese Mainland, Hong Kong and United States, are insured by the government authorities up to RMB500, HKD500 and US$250, respectively. The bank deposits are insured by the government authorities with amounts up to RMB1,791 and RMB93,070 (US$13,309) as of December 31, 2024 and 2025, respectively. The uninsured portion of cash balances was RMB981 and RMB16,416 (US$2,347) as of December 31, 2024 and 2025, respectively. The   Group has not experienced any losses in uninsured bank deposits.

The Group also collects certain amounts on behalf of merchants and other counterparties through its platforms. Such amounts are included in cash and cash equivalents, with a corresponding liability recorded within other payables, as the Group does not have beneficial ownership of these funds.

Cash and cash equivalents are presented on a gross basis. The Group does not offset cash balances against liabilities, including amounts due to related parties, unless the criteria for offsetting under US GAAP are met.

(j) Property and equipment, net

Property and equipment are stated at cost less depreciation and any impairment. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, as follows:

Electronic equipment	3 years
Office furniture and others	3 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

(k) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets or asset group by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets or asset group and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets or asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2023, 2024 and 2025.

(l) Value added taxes

The Company’s PRC subsidiaries and VIEs are subject to value added tax (“VAT”). Revenue is generally subject to VAT and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(m) Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and restricted cash, accounts receivable, amounts due from related parties, receivable from online platforms, receivables on behalf of merchants, staff advances and deposits included in prepayments and other current assets and deposits included in other non-current assets, short-term borrowings, accounts payable, amounts due to related parties, accrued expenses and other current liabilities, financial liabilities, convertible notes payable and shareholder loans, at amortized cost. The carrying amounts of cash and restricted cash, accounts receivable, amounts due from related parties, receivable from online platforms, receivables on behalf of merchants, staff advances and deposits included in prepayments and other current assets, short-term borrowings, accounts payable, amounts due to related parties, accrued expenses and other current liabilities, convertible notes payable and shareholder loans, at amortized cost approximate their fair values due to the short-term maturities.

The Group’s non-financial assets, such as property and equipment, equity investments without a readily determinable fair value the Group elects to use the measurement alternative to measure the investment at cost and equity method investments, would be measured at fair value only if they were determined to be impaired. On a recurring basis, financial liabilities presented in Note 10 elected fair value option were measured at fair value.

(n) Revenue recognition

The Group adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) and recognizes revenue upon the transfer of control of promised services to the Group’s customers, in the amount of consideration the Group expects to receive for those services. Revenue is recorded net of value added tax (“VAT”).

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group identifies performance obligations in the contract. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines relative standalone selling prices based on its standard price list, taking into consideration market conditions and its overall pricing strategy.

When another party is involved in a transaction, the Group evaluates whether it is a principal or an agent to determine whether revenue should be recorded on a gross or net basis. The Group acts as a principal if it obtains control over the goods and services before they are transferred to customers. In such case, revenue is recorded on a gross basis. If the Group does not control the goods and services before they are transferred to customers and acts as an agent, revenue is recorded on a net basis.

The Group applied the practical expedient to expense costs as incurred for incremental costs to obtain a contract with a customer, such as sales commission, when the amortization period would have been one year or less. Other incremental costs of obtaining contracts with customers are capitalized and amortized on a systematic basis that is consistent with the transfer to the customer of the services to which the capitalized costs relate.

Digital Agricultural Commerce Services

The Group operates two online platforms, namely Yimutian and Douniu, which facilitate transactions of agricultural products from merchants to wholesale markets and business buyers. The Group earns revenue from charging service fees on merchants in respect of membership services, value-added services and transaction services provided on Yimutian and Douniu platforms. When the service fees are paid in advance, they are initially recorded as contract liabilities and recognized as revenue when the related performance obligations are satisfied.

Membership services

The Group provides subscription-based membership services to merchants on the online platforms, which allow its members to enjoy certain privileges, such as hosting premium storefronts on the Group’s online platforms. The subscription periods for the membership services range from one year to four years. The Group collects the non-refundable membership service fees in advance and records as contract liabilities, of which the subscription periods within one year are recorded in the current liabilities and the subscription periods over one year are recorded in the non-current liabilities. As the members receive and consume the benefits of obtaining the privileges throughout the subscription periods, the membership fees are recognized as revenue over the subscription periods on a straight-line basis as the customer simultaneously receives and consumes the benefits of the services.

Value-added services

The Group provides merchants with value-added services, which include advertising services and contact privilege services.

Tian Bi is a virtual currency purchased by customers through prepayment on the Group's platform. Revenue from Tian Bi is recognized when the customer consumes the virtual currency in exchange for the Group's services. Unused Tian Bi balances that are not expected to be redeemed (“breakage”) are recognized as revenue in proportion to the pattern of rights exercised by the customer, based on historical redemption data.

The Group provides merchants with advertising services on the online platforms, which include display of digital advertisements and merchant certification services. For display of digital advertisements, the Group recognizes revenues from CPC (cost per click) arrangements based on the number of clicks and from CPM (cost per thousand impression) arrangements based on the number of times displayed and cost per thousand impressions. Merchant certification services, which provide merchants with certification labels, are valid ranging from one month to four years. Service fees from merchant certification services are recognized as revenue on a straight-line basis over the service period, as merchants simultaneously receive and consume the benefits from the certification services throughout the service period.

Contact privilege services enable merchants to make calls or send text messages to potential buyers via the online platforms for a fixed quantity over a period ranging from one month to four years. The Group recognizes revenue from contact privilege services at the point in time when the merchants exercise the right to make calls or send text messages or when the right expires unexercised.

The Group collects value-added service fees in advance and records as contract liabilities. The contract balance that will be recognized as revenue in the next twelve months is classified as current liabilities, and the remaining balance is classified as non-current liabilities.

Transaction services

The Group facilitates the sales transactions between merchants and buyers on Yimutian and Douniu platforms. Upon the completion of the transactions of certain agricultural products conducted on the platforms, the Group charges the merchants transaction fees.

Transaction fee is calculated as a predetermined percentage of the purchase price of the agricultural products. Transaction fee is recognized as revenue upon the completion of the transactions when the transaction service is accepted by merchants. The Group does not control the agricultural products before they are transferred to customers. Therefore, the Group recognizes revenue on a net basis i.e. it recognizes the transaction fees as its revenue.

Other Digital Agricultural Solutions

The Group provides other digital agricultural solutions services to local agricultural production organizations, which primarily include providing industry consulting reports, brand promotion, organizing agricultural conferences and digital agricultural training programs. Revenue is recognized at the point in time when the report is delivered or when the conferences and promotion events take place. Revenue from provision of training programs is recognized over the period of the programs.

(o) Contract balances

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. A contract asset is recorded when the Group recognizes revenue before being unconditionally entitled to the consideration under the terms in the contract. A right to consideration is unconditional if only the passage of time is required before payment of the consideration is due.

A contract liability is recorded when the customer pays consideration before the Group recognizes the related revenue. A contract liability is also recorded if the Group has an unconditional right to receive consideration before the Group recognizes the related revenue. A receivable is recorded when the Group has an unconditional right to consideration. A refund liability is recognized when the Group expects to refund consideration received from customers.

The provision of credit losses for accounts receivable is based upon the expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Group uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Group’s control. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

The Group evaluates whether it controls the specified goods or services before transfer to the customer. Where the Group acts as an agent, revenue is recognized on a net basis.

(p) Cost of revenues

Cost of revenues consists primarily of (i) staff cost, (ii) cloud service fees charged by cloud service providers, (iii) depreciation and (iv) other costs related to revenues.

(q) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) staff cost, and (ii) advertising and promotion expenses, and (iii) rental, depreciation and other expenses related to selling and marketing functions. The advertising and promotion expenses were RMB17,404, RMB14,364 and RMB11,868 (US$1,697) for the year ended December 31, 2023, 2024 and 2025, respectively.

(r) Research and development expenses

Research and development expenses consist primarily of (i) staff cost and (ii) rental, depreciation and other expenses related to research and development functions. Research and development expenses are expensed as incurred.

(s) General and administrative expenses

General and administrative expenses consist primarily of (i) share-based compensation, staff cost, rental and depreciation related to general and administrative personnel, (ii) current expected credit losses, (iii) professional service fees, and (iv) other general corporate expenses.

(t) Inventories, net

Inventories, consisting of commodities available for sale, are stated at the lower of cost and net realizable value. Cost of inventories is mainly determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and market conditions that impact pricing. The Company takes ownership, risks and rewards of the products purchased.

(u) Share-based compensation

The Company periodically grants share options to eligible employees, directors, and consultants, which are subject to both service and performance conditions.

For the share-based awards granted with only service conditions that have a graded vesting schedule, share-based compensation expenses are recognized using the straight-line method over the requisite service period, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. For the share-based awards granted with both a service condition and an initial public offering ("IPO") performance condition, share-based compensation expenses are measured at the grant-date fair value and recognized on a tranche-by-tranche basis when it is probable an IPO will be achieved. Upon the IPO completion in August 2025, this performance condition is satisfied. The Company elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

For the share-based awards granted with only service conditions that have a graded vesting schedule, share-based compensation expenses are recognized using the straight-line method, over the requisite service period, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. For the share-based awards granted with both a service condition and an initial public offering (“IPO”) performance condition, share-based compensation expenses are measured at the grant-date fair value and recognized on a tranche-by-tranche basis, when it is probable an IPO will be achieved. Upon the IPO completion in August 2025, this performance condition is satisfied. The Company elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

For awards granted prior to the IPO, the fair value of share-based awards is estimated on the grant date using the Binomial Option Pricing Model. For awards granted on or after the IPO date, the fair value of the underlying shares is determined based on the quoted market price on the grant date, and the pre-IPO valuation model assumptions are no longer applied.

(v) Employee benefits

The Company’s subsidiaries and VIEs and the VIEs’ subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the salaries of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB 28,818, RMB22,431, and RMB20,495 (US$2,931) for the year ended December 31, 2023, 2024 and 2025, respectively.

(w) Income taxes

The Group accounts for income taxes using the asset and liability method. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions.

(x) Leases

The Group leases premise for offices under non-cancellable operating leases. Leases with rent provisions were recognized on a straight-line basis commencing with the beginning of the lease terms. There were no capital improvement funding and contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease terms.

The operating lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease terms. The operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease terms for operating leases. The Group elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

Provisions for reinstatement obligations associated with leases are recognized when the Group has a present obligation to restore leased premises and the cost can be reasonably estimated. Such costs are included in the initial measurement of the related right-of-use assets and subsequently accreted over the lease term.

(y) Foreign currency translation and foreign currency risks

The Group’s reporting currency is RMB. The functional currency of the Company and its subsidiaries incorporated at Cayman Islands and Hong Kong S.A.R. is the US$. The functional currency of the Company’s PRC subsidiaries, VIEs and the VIEs’ subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as general and administrative expenses in the consolidated statements of comprehensive loss.

The financial statements of the Company and its subsidiary incorporated at Hong Kong S.A.R. are translated from their functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income (loss) in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ deficit.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

(z) Accounts receivable

Accounts receivable are recorded at invoiced amounts, net of any allowance for expected credit losses. The Company evaluates the collectability of accounts receivable based on a combination of factors including historical experience, current economic conditions, customer creditworthiness, and the age of the receivables. The Company estimates expected credit losses using a probability-weighted model under ASC 326, Financial Instruments — Credit Losses, and records an allowance for credit losses in the same period as the related revenue is recognized. Receivables are written off when deemed uncollectible.

Allowance for credit losses

The Company estimates expected credit losses on accounts receivable using the historical loss rate method in accordance with ASC 326, Financial Instruments — Credit Losses. The model considers historical write-off trends adjusted for current economic conditions and reasonable and supportable forecasts that may affect collectability.

Receivables are grouped based on shared risk characteristics age of receivable, and loss rates are applied to each aging category. The Company writes off receivables when it determines they are no longer collectible.

The Company applies both individual and collective assessment approaches in estimating expected credit losses. Significant balances are assessed individually based on contractual terms, counterparty creditworthiness, and historical settlement patterns. The remaining balances are assessed collectively using a provision matrix based on historical loss experience, adjusted for current conditions and reasonable and supportable forecasts.

(aa) Other receivables

Other receivables primarily include receivables from online payment platforms, receivables on behalf of merchants, advances to third parties, staff advances, deposits, and other miscellaneous receivables arising in the ordinary course of business. These balances are recorded at amortized cost and are reviewed regularly for collectability.

Prepayments primarily represent advance payments for services and are recognized as expenses over the period in which the related services are received.

Contract acquisition costs represent incremental costs of obtaining customer contracts and are capitalized when recoverable and amortized on a systematic basis over the period of benefit, which is generally consistent with the underlying contract period or expected customer relationship period. The Company periodically evaluates these costs for impairment.

Contract acquisition costs represent incremental costs of obtaining customer contracts and are capitalized and amortized over the period of benefit.

Other current assets primarily include receivables from online payment platforms, receivables on behalf of merchants, staff advances, deposits, advances to third parties, VAT recoverable, and other short-term balances arising in the ordinary course of business.

Financial assets included in other current assets are measured at amortized cost and are subject to an allowance for expected credit losses. These assets are expected to be realized within twelve months.

The Company evaluates expected credit losses on other receivables using a methodology consistent with accounts receivable. Significant balances are assessed individually, while the remaining balances are assessed collectively based on shared risk characteristics and historical loss experience.

Allowance for credit losses

The Company estimates expected credit losses on financial assets measured at amortized cost using a methodology consistent with ASC 326.

The Company applies both individual and collective assessment approaches:

●	Significant balances, including advances to third parties and platform-related receivables, are assessed individually based on contractual terms, counterparty creditworthiness, and historical settlement patterns.

●	The remaining balances are assessed collectively using a provision matrix based on historical loss experience, adjusted for current conditions and reasonable and supportable forecasts.

Financial assets are written off when there is no reasonable expectation of recovery.

Other non-current assets primarily consist of security deposits and others. These assets are recorded at cost and are classified as non-current based on the expected timing of realization, which is greater than twelve months from the balance sheet date.

The Company periodically reviews these assets for indicators of impairment in accordance with applicable guidance (e.g., ASC 360 for long-lived assets, ASC 350 for intangibles, ASC 326 for financial assets). If indicators of impairment are present, the Company evaluates recoverability by comparing the carrying amount to the estimated undiscounted future cash flows or fair value. An impairment loss is recorded if the carrying amount exceeds its recoverable value.

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and restricted cash, accounts receivable, amounts due from related parties, receivable from online platforms, receivables on behalf of merchants, staff advances and deposits included in prepayments and other current assets.

Concentration of customers and suppliers

All revenues were derived from customers located in the PRC. No customer individually represents greater than 10% of total revenues of the Group for the years ended December 31, 2024 and 2025.

For the years ended December 31, 2023, 2024 and 2025, no single supplier represented greater than 10% of total purchases.

Convertible notes payable

Convertible notes payable are initially recognized at the proceeds received, net of issuance costs. Any difference between the principal amount and the initial carrying amount is recorded as a debt discount.

Subsequently, the notes are measured at amortized cost using the effective interest method, whereby interest expense is recognized over the term of the instrument to accrete the carrying amount to the principal amount at maturity.

The Company evaluates embedded conversion features in convertible instruments to determine whether bifurcation as a derivative is required under ASC 815. If the embedded feature does not require separate accounting, the instrument is accounted for as a single liability.

Transaction costs directly attributable to the issuance of debt are recorded as a reduction of the carrying amount and amortized as part of interest expense over the term of the instrument.

(ab) Financial liabilities

Financial liabilities primarily comprise short-term borrowings and other debt instruments. Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, unless otherwise required.

Interest expense is recognized over the term of the borrowing using the effective interest method. For instruments where contractual interest terms are not fully determined at initial recognition or reporting date, management applies judgment in estimating the effective interest rate based on available information.

Debt instruments that previously contained equity-linked features are reassessed upon modification. Where such features are removed, the instrument is accounted for as a financial liability going forward.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement for at least twelve months after the reporting date.

Any modifications to the terms of financial liabilities are evaluated to determine whether they represent a substantial modification, and the accounting treatment is adjusted accordingly.

(ac)  Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIEs and the VIEs’ subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the year ended December 31, 2023, 2024 and 2025, no appropriation was made to the statutory surplus fund and discretionary surplus fund by the Group’s PRC subsidiaries, VIEs and the VIEs’ subsidiaries as these PRC companies did not earn any after-tax profits as determined under PRC GAAP.

(ad) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, considering the accretions of redemption feature related to the Company’s redeemable convertible preferred shares, by the weighted average number of ordinary shares during the period using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses. Contingently issuable shares are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and financial liabilities using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

(ae) Segment reporting

The Group uses the management approach in determining its operating segments in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer does not segregate the Group’s business by service lines. The Company operates as a single operating and reportable segment, as it offers a unified set of products and services primarily related to the provision of digital agricultural transaction services. The CODM evaluates the Group’s performance and makes resource allocation decisions based on consolidated results. The Group’s operations are managed as a single operating segment as the Group offers an integrated suite of digital agricultural services and the CODM does not review discrete financial information by product or service lines. Accordingly, the Group has one operating and reportable segment. Substantially all of the Group’s revenues are derived from customers located in the People’s Republic of China (“PRC”), and all of the Group’s long-lived assets are located in the PRC.

(af) Investments in equity investees

The Company’s investments in equity investees include investments in entities over which the Company has significant influence and investments in equity securities in which the Company does not have a controlling financial interest.

Investments in entities over which the Company has significant influence but does not have control are accounted for using the equity method of accounting. Under the equity method, the investment is initially recorded at cost and subsequently adjusted to recognize the Company’s proportionate share of the investee’s net earnings or losses, as well as dividends received. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable.

For equity investments in which the Company does not have significant influence and for which a readily determinable fair value is not available, the Company applies the measurement alternative to measure the investments at cost, less impairment, adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer. The Company assesses such investments for impairment based on a qualitative assessment of whether indicators of impairment exist.

The Company discontinues the application of the equity method when its investment is reduced to zero and no additional financial support or obligations to the investee exist. Subsequent losses are recognized only to the extent that the Company has incurred obligations or made payments on behalf of the investee.

As of December 31, 2025, investments in equity investees are not material to the consolidated financial statements.

(ag) Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other part in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or are related corporation.

(ag) Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The ASU requires entities to apply the existing acquirer determination guidance in ASC 805-10-55-12 through 55-15 when a business combination is effected primarily by exchanging equity interests and the legal acquiree is a VIE that meets the definition of a business, rather than automatically designating the primary beneficiary as the accounting acquirer. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. The amendments will be applied prospectively. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities.